STOCK-BASED COMPENSATION PLANS - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation awards
Total stock-based compensation expense	$ 286	$ 251	$ 361
Total income tax benefit recognized in consolidated statements of income for share-based compensation arrangements	47	40	55
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 234
Weighted-average period over which the total unrecognized compensation cost is expected to be recognized (in years)	1 year 7 months 6 days
Vesting period of stock-based awards (in years)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Total intrinsic value of options exercised	$ 356	$ 268	$ 534
Total number of stock options exercised	18,000	14,000	22,000
Other Operating Income (Expense)
Stock-based compensation awards
Share-based Payment Arrangement, Plan Modification, Incremental Cost			$ 5
Refinement of previously established accruals		$ (3)
Selling, General and Administrative Expenses
Stock-based compensation awards
Total stock-based compensation expense		$ 254	$ 356
2014 Equity Plan
Stock-based compensation awards
Common stock was approved to be issued or transferred through the grant of stock options (in shares)	240,000
Number of Shares Available for Grant (in shares)	240,000
Global Employee Stock Purchase Plan
Stock-based compensation awards
Common stock was approved to be issued or transferred through the grant of stock options (in shares)	15,000
Number of Shares Available for Grant (in shares)	15,000
Performance Shares
Stock-based compensation awards
Nonvested Stock Units	2,539	2,854
Weighted Average Grant Date Fair Value	$ 57.16	$ 56.63	$ 59.61
Total intrinsic value of performance share units that were released	$ 214	$ 244	$ 125
Performance Shares | Performance Period 2023 to 2025
Stock-based compensation awards
Nonvested Stock Units	1,216
Performance Shares | Performance Period 2024 to 2026
Stock-based compensation awards
Nonvested Stock Units	1,323